SUBSEQUENT EVENTS (Narrative) (Details) - EUR (€) € in Thousands				12 Months Ended
	Dec. 01, 2020	Jul. 01, 2020	Jun. 26, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 20, 2020	Apr. 10, 2020	Dec. 31, 2017
Subsequent Event [Line Items]
Revenue risk percentage				89.70%
Issue of shares related to restricted stock units incentive plan				1,224,180	10,503,520
SWEDEN
Subsequent Event [Line Items]
Revenue risk percentage				61.30%
Multi Group [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage								93.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners							7.00%	7.00%
Redeemable Noncontrolling Interest, Equity, Common, Redemption Value				€ 1,900
Subsequent Event [Member]
Subsequent Event [Line Items]
Redeemable Noncontrolling Interest, Equity, Common, Redemption Value						€ 1,900
Subsequent Event [Member] | Employees [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	6,488,870	6,488,870
Subsequent Event [Member] | Employees [Member] | Class A Ordinary shares [Member]
Subsequent Event [Line Items]
Issue of shares related to restricted stock units incentive plan			12,977,740